STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (75,465)	$ (1,706,729)	$ (1,433,984)	$ (2,381,405)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	7,500	600,000
Depreciation		4,769		719
Acquisition of Pick Pocket and subscription payable treated as officer compensation			1,000,000	1,200,000
Changes in operating assets and liabilities:
Accounts receivable	(7,250)		7,250	7,250
Prepaids and other current assets		(3,557)	(10,000)	(6,851)
Accounts payable	21,021	(21,246)	(4,883)	3,490
Accrued liabilities		(10,333)	3,698	70,423
Accrued interest, related party		12,466
Net cash used in operating activities	(54,194)	(1,124,630)	(437,919)	(1,106,374)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment		(9,207)		(21,142)
Net cash provided by investing activities		(9,207)		(21,142)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from subscription receivables			222,500	221,000
Payments on notes payable	(20,000)		(30,000)	(30,000)
Advances from related party		73,000
Payment of deferred offering costs	(13,698)	(22,831)	(46,668)	(54,801)
Proceeds from sale of preferred stock	250,000
Proceeds from sale of common stock	55,000	471,967	177,500	1,412,050
Net cash provided by financing activities	271,302	522,136	323,332	1,548,249
Change in cash and cash equivalents	217,108	(611,701)	(114,587)	420,733
Cash and cash equivalents, beginning of period		637,841	217,108	217,108
Cash and cash equivalents, end of period	217,108	26,140	102,521	637,841
Supplemental disclosures of cash flow information:
Cash paid for interest		10,548
Cash paid for income taxes
Cash paid for interest		10,548
Non-cash investing and financing activities:
Issuance of a related party notes payable for Pick Pocket			1,000,000	1,000,000
Right of use asset and liability		$ 104,665
Subscription receivable treated as officer compensation				200,000
Purchase of an asset with note payable	$ 50,000